GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 11:-	GOODWILL AND INTANGIBLE ASSETS, NET

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2023, net of accumulated amortization	8,274	-	11,737	414	20,425	33,745
Additions during the year	4,203	-	-	-	4,203	-
Amortization during the year	(2,770)	-	(1,309)	(104)	(4,183)	-
Currency translation differences	171	-	(372)	13	(188)	(780)

As of December 31, 2023, net of accumulated amortization	9,878	-	10,056	323	20,257	32,965

As of December 31, 2023:

Cost	44,131	7,766	16,215	644	68,756	32,965
Accumulated amortization	(34,253)	(7,766)	(6,159)	(321)	(48,499)	-

Net carrying amount	9,878	-	10,056	323	20,257	32,965

	Development costs	Contracts and others	Customer relations	Information Technology	Total other intangible assets	Goodwill (1)

As of January 1, 2022, net of accumulated amortization	5,309	-	14,929	549	20,787	37,508
Additions during the year	5,243	-	-	-	5,243	-
Amortization during the year	(1,829)	-	(1,526)	(102)	(3,457)	-
PPA adjustment (see Note 5)	-	-	-	-	-	407
Currency translation differences	(449)	-	(1,666)	(33)	(2,148)	(4,170)

As of December 31, 2022, net of accumulated amortization	8,274	-	11,737	414	20,425	33,745

As of December 31, 2022:

Cost	46,961	7,488	16,510	621	71,580	33,745
Accumulated amortization	(38,687)	(7,488)	(4,773)	(207)	(51,155)	-

Net carrying amount	8,274	-	11,737	414	20,425	33,745

(1)
The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.

The carrying amount of the goodwill has been allocated to the following cash generating units:

	December 31,
	2023	2022

Israel - Telemedicine	2,954	3,044
Israel – Mediton	16,111	16,606
Germany	13,900	14,095

	32,965	33,745

The recoverable amount of each of the cash generating units has been determined based on a value in use calculation using cash flow projections from financial budgets and forecasts approved by senior management covering a five-year period. The key assumptions used in the value in use calculations are the (i) discount rate (ii) growth rate of revenues in the 5 year forecast period subsequent to end of the reporting period, and (iii) growth rates used to extrapolate cash flows beyond the forecast period.

The pre-tax discount rate applied to cash flow projections are as follows:

	December 31,
	2023	2022

Israel - Telemedicine	20.7%	19.1%
Israel – Mediton	19.4%	18.3%
Germany	20.5%	16.8%

The average growth rate of revenues in the 5 year forecast period subsequent to the end of the reporting period, are as follows:

	December 31,
	2023	2022

Israel - Telemedicine	3.2%	4%
Israel – Mediton	4.9%	5.4%
Germany	11.3%	13.8%

The cash flows beyond the 5-year period are extrapolated using the following growth rates:

	December 31,
	2023	2022

Israel - Telemedicine	3.2%	3.2%
Israel – Mediton	3.2%	3.2%
Germany	3%	3%

The recoverable amounts, based on value in use, of each of the cash generating units exceeds their carrying amounts.

As of December 31, 2023,, management of the Group believes that no reasonably possible changes in any of the above key assumptions would cause the carrying amount of the CGU Telemedicine to materially exceed its recoverable amount.

As of December 31, 2023, the estimated recoverable amount of the CGU Germany exceeds its carrying amount by $0.8 million. The changes in the following assumptions used in the value in use calculations would result in the carrying amount to equal the recoverable amount:

•	Pre-tax discount rate of 21.0%.
•	Long term growth rate of 2.2 % or lower
•	Reduction in the annual growth rate in fiscal years 2025-2028 of -1.9%.

As of December 31, 2023, the estimated recoverable amount of the CGU Mediton exceeds its carrying amount by $3.0 million. The change in the following assumption used in the value in use calculations would result in the carrying amount to equal the recoverable amount:

•	Pre-tax discount rate of 20.9%.
•	Long term growth rate of 1.4 % or lower